Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year
Increase in goodwill related to acquisitions	$ 21,083	¥ 136,569
Accumulated impairment loss		0
Balance at the end of year	$ 21,083	¥ 136,569